Distribution Date:	01/18/23	Benchmark 2022-B37 Mortgage Trust
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2022-B37
Record Date
Record Date was changed from 10/31/2022 to 11/03/2022 to reflect the closing date for the first distribution

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	17
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Detail	18				trustadministrationgroup@wellsfargo.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: BMARK 2022-B37 Transaction Manager		notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161QAA8	5.751367%	13,214,000.00	12,914,493.29	147,139.72	61,896.66	0.00	0.00	209,036.38	12,767,353.57	30.02%	30.00%
A-2	08161QAB6	5.751367%	120,920,000.00	120,920,000.00	0.00	579,546.08	0.00	0.00	579,546.08	120,920,000.00	30.02%	30.00%
A-4	08161QAC4	5.574700%	190,000,000.00	190,000,000.00	0.00	882,660.83	0.00	0.00	882,660.83	190,000,000.00	30.02%	30.00%
A-5	08161QAD2	5.751367%	243,284,000.00	243,284,000.00	0.00	1,166,012.96	0.00	0.00	1,166,012.96	243,284,000.00	30.02%	30.00%
A-SB	08161QAE0	5.751367%	15,349,000.00	15,349,000.00	0.00	73,564.78	0.00	0.00	73,564.78	15,349,000.00	30.02%	30.00%
A-S	08161QAH3	5.751367%	79,090,000.00	79,090,000.00	0.00	379,063.01	0.00	0.00	379,063.01	79,090,000.00	20.51%	20.50%
B	08161QAJ9	5.751367%	41,626,000.00	41,626,000.00	0.00	199,505.33	0.00	0.00	199,505.33	41,626,000.00	15.51%	15.50%
C	08161QAK6	5.751367%	35,383,000.00	35,383,000.00	0.00	169,583.85	0.00	0.00	169,583.85	35,383,000.00	11.26%	11.25%
D	08161QAN0	2.750000%	17,899,000.00	17,899,000.00	0.00	41,018.54	0.00	0.00	41,018.54	17,899,000.00	9.10%	9.10%
E-RR	08161QAQ3	5.751367%	19,564,000.00	19,564,000.00	0.00	93,766.45	0.00	0.00	93,766.45	19,564,000.00	6.75%	6.75%
F-RR	08161QAS9	5.751367%	11,448,000.00	11,448,000.00	0.00	54,868.04	0.00	0.00	54,868.04	11,448,000.00	5.38%	5.38%
G-RR	08161QAU4	5.751367%	8,325,000.00	8,325,000.00	0.00	39,900.11	0.00	0.00	39,900.11	8,325,000.00	4.38%	4.38%
H-RR	08161QAW0	5.751367%	7,284,000.00	7,284,000.00	0.00	34,910.80	0.00	0.00	34,910.80	7,284,000.00	3.50%	3.50%
J-RR*	08161QAY6	5.751367%	29,139,276.00	29,139,276.00	0.00	139,658.89	0.00	0.00	139,658.89	29,139,276.00	0.00%	0.00%
R	08161QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			832,525,276.00	832,225,769.29	147,139.72	3,915,956.33	0.00	0.00	4,063,096.05	832,078,629.57

X-A	08161QAF7	0.050739%	661,857,000.00	661,557,493.29	0.00	27,972.27	0.00	0.00	27,972.27	661,410,353.57
X-D	08161QAL4	3.001367%	17,899,000.00	17,899,000.00	0.00	44,767.89	0.00	0.00	44,767.89	17,899,000.00
Notional SubTotal			679,756,000.00	679,456,493.29	0.00	72,740.16	0.00	0.00	72,740.16	679,309,353.57

Deal Distribution Total					147,139.72	3,988,696.49	0.00	0.00	4,135,836.21

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161QAA8	977.33413728	11.13513849	4.68417285	0.00000000	0.00000000	0.00000000	0.00000000	15.81931134	966.19899879
A-2	08161QAB6	1,000.00000000	0.00000000	4.79280582	0.00000000	0.00000000	0.00000000	0.00000000	4.79280582	1,000.00000000
A-4	08161QAC4	1,000.00000000	0.00000000	4.64558332	0.00000000	0.00000000	0.00000000	0.00000000	4.64558332	1,000.00000000
A-5	08161QAD2	1,000.00000000	0.00000000	4.79280577	0.00000000	0.00000000	0.00000000	0.00000000	4.79280577	1,000.00000000
A-SB	08161QAE0	1,000.00000000	0.00000000	4.79280605	0.00000000	0.00000000	0.00000000	0.00000000	4.79280605	1,000.00000000
A-S	08161QAH3	1,000.00000000	0.00000000	4.79280579	0.00000000	0.00000000	0.00000000	0.00000000	4.79280579	1,000.00000000
B	08161QAJ9	1,000.00000000	0.00000000	4.79280570	0.00000000	0.00000000	0.00000000	0.00000000	4.79280570	1,000.00000000
C	08161QAK6	1,000.00000000	0.00000000	4.79280587	0.00000000	0.00000000	0.00000000	0.00000000	4.79280587	1,000.00000000
D	08161QAN0	1,000.00000000	0.00000000	2.29166657	0.00000000	0.00000000	0.00000000	0.00000000	2.29166657	1,000.00000000
E-RR	08161QAQ3	1,000.00000000	0.00000000	4.79280566	0.00000000	0.00000000	0.00000000	0.00000000	4.79280566	1,000.00000000
F-RR	08161QAS9	1,000.00000000	0.00000000	4.79280573	0.00000000	0.00000000	0.00000000	0.00000000	4.79280573	1,000.00000000
G-RR	08161QAU4	1,000.00000000	0.00000000	4.79280601	0.00000000	0.00000000	0.00000000	0.00000000	4.79280601	1,000.00000000
H-RR	08161QAW0	1,000.00000000	0.00000000	4.79280615	0.00000000	0.00000000	0.00000000	0.00000000	4.79280615	1,000.00000000
J-RR	08161QAY6	1,000.00000000	0.00000000	4.79280576	0.00000000	0.00000000	0.00000000	0.00000000	4.79280576	1,000.00000000
R	08161QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161QAF7	999.54747519	0.00000000	0.04226331	0.00000000	0.00000000	0.00000000	0.00000000	0.04226331	999.32516173
X-D	08161QAL4	1,000.00000000	0.00000000	2.50113917	0.00000000	0.00000000	0.00000000	0.00000000	2.50113917	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/22 - 12/30/22	30	0.00	61,896.66	0.00	61,896.66	0.00	0.00	0.00	61,896.66	0.00
A-2	12/01/22 - 12/30/22	30	0.00	579,546.08	0.00	579,546.08	0.00	0.00	0.00	579,546.08	0.00
A-4	12/01/22 - 12/30/22	30	0.00	882,660.83	0.00	882,660.83	0.00	0.00	0.00	882,660.83	0.00
A-5	12/01/22 - 12/30/22	30	0.00	1,166,012.96	0.00	1,166,012.96	0.00	0.00	0.00	1,166,012.96	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	73,564.78	0.00	73,564.78	0.00	0.00	0.00	73,564.78	0.00
X-A	12/01/22 - 12/30/22	30	0.00	27,972.27	0.00	27,972.27	0.00	0.00	0.00	27,972.27	0.00
X-D	12/01/22 - 12/30/22	30	0.00	44,767.89	0.00	44,767.89	0.00	0.00	0.00	44,767.89	0.00
A-S	12/01/22 - 12/30/22	30	0.00	379,063.01	0.00	379,063.01	0.00	0.00	0.00	379,063.01	0.00
B	12/01/22 - 12/30/22	30	0.00	199,505.33	0.00	199,505.33	0.00	0.00	0.00	199,505.33	0.00
C	12/01/22 - 12/30/22	30	0.00	169,583.85	0.00	169,583.85	0.00	0.00	0.00	169,583.85	0.00
D	12/01/22 - 12/30/22	30	0.00	41,018.54	0.00	41,018.54	0.00	0.00	0.00	41,018.54	0.00
E-RR	12/01/22 - 12/30/22	30	0.00	93,766.45	0.00	93,766.45	0.00	0.00	0.00	93,766.45	0.00
F-RR	12/01/22 - 12/30/22	30	0.00	54,868.04	0.00	54,868.04	0.00	0.00	0.00	54,868.04	0.00
G-RR	12/01/22 - 12/30/22	30	0.00	39,900.11	0.00	39,900.11	0.00	0.00	0.00	39,900.11	0.00
H-RR	12/01/22 - 12/30/22	30	0.00	34,910.80	0.00	34,910.80	0.00	0.00	0.00	34,910.80	0.00
J-RR	12/01/22 - 12/30/22	30	0.00	139,658.89	0.00	139,658.89	0.00	0.00	0.00	139,658.89	0.00
Totals			0.00	3,988,696.49	0.00	3,988,696.49	0.00	0.00	0.00	3,988,696.49	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,135,836.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,135,814.24	Master Servicing Fee	5,411.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,843.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.32
ARD Interest	0.00	Operating Advisor Fee	1,368.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	179.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,135,814.24	Total Fees	14,161.21

Principal		Expenses/Reimbursements
Scheduled Principal	147,139.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	147,139.72	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	132,956.55

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,988,696.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	147,139.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,135,836.21
Total Funds Collected	4,282,953.96	Total Funds Distributed	4,282,953.97

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	832,225,769.57	832,225,769.57	Beginning Certificate Balance	832,225,769.29
(-) Scheduled Principal Collections	147,139.72	147,139.72	(-) Principal Distributions	147,139.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	832,078,629.85	832,078,629.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	832,248,159.91	832,248,159.91	Ending Certificate Balance	832,078,629.57
Ending Actual Collateral Balance	832,131,688.38	832,131,688.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.28)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.28)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	16	123,744,279.27	14.87%	111	5.9807	1.662591	1.60 or less	14	187,856,904.03	22.58%	116	5.9200	1.440512
$10,000,000 to $19,999,999		15	212,247,719.01	25.51%	98	5.4842	1.980446	1.61 to 1.80	7	137,576,083.47	16.53%	116	6.1465	1.676526
$20,000,000 to $39,999,999		12	300,086,631.57	36.06%	116	5.6936	2.291350	1.81 to 2.00	10	180,958,681.56	21.75%	113	5.7066	1.879191
$40,000,000 to $59,999,999		3	136,000,000.00	16.34%	94	5.9524	1.903824	2.01 to 2.50	8	164,372,969.51	19.75%	98	6.2307	2.127113
	$60,000,000 or greater	1	60,000,000.00	7.21%	117	6.3300	1.640000	2.51 to 3.00	5	101,313,991.28	12.18%	78	5.0779	2.718763
	Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229	3.01 or greater	3	60,000,000.00	7.21%	116	4.5500	3.410000
								Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	10	25,544,767.26	3.07%	116	5.9928	2.089622
							Industrial	15	97,886,859.03	11.76%	117	6.2304	1.561013
Arkansas	3	9,547,000.00	1.15%	116	5.1200	1.840000
							Lodging	14	112,600,460.54	13.53%	90	6.4639	2.081768
Connecticut	1	20,228,000.00	2.43%	117	6.2700	2.280000
							Mixed Use	3	22,313,550.24	2.68%	90	5.5793	1.857262
Florida	7	127,434,743.32	15.32%	93	6.2313	1.878028
							Multi-Family	2	68,800,000.00	8.27%	61	4.7764	2.511177
Illinois	10	44,322,616.17	5.33%	117	6.0092	1.572087
							Office	10	215,993,313.49	25.96%	115	5.8720	1.647412
Indiana	4	15,992,276.00	1.92%	116	5.6002	1.769577
							Other	1	60,000,000.00	7.21%	116	4.5500	3.410000
Kansas	1	704,000.00	0.08%	116	5.2900	2.010000
							Retail	38	205,534,446.55	24.70%	116	5.9170	2.040158
Michigan	7	58,084,207.26	6.98%	114	5.8185	1.736878
							Self Storage	7	48,950,000.00	5.88%	116	5.1832	1.835138
Mississippi	2	33,453,000.00	4.02%	116	5.1200	1.840000
							Totals	90	832,078,629.85	100.00%	107	5.7711	2.008229
Missouri	5	29,051,000.00	3.49%	115	5.7401	1.976779

New Jersey	1	15,000,000.00	1.80%	112	5.1100	1.160000

New York	8	217,340,643.36	26.12%	98	5.0806	2.384160

North Carolina	5	31,284,458.48	3.76%	118	6.4370	1.966971

Ohio	4	41,785,183.19	5.02%	117	6.2278	1.685223

Oklahoma	2	3,845,000.00	0.46%	116	5.2900	2.010000

Pennsylvania	4	23,933,000.00	2.88%	117	6.2602	1.641471

South Carolina	4	24,326,961.03	2.92%	116	6.0631	1.746804

Tennessee	1	9,963,550.24	1.20%	56	6.0400	2.000000

Texas	4	50,396,162.90	6.06%	115	6.0329	2.629887

Utah	2	17,416,582.01	2.09%	117	6.6788	1.826604

Virginia	3	25,275,423.42	3.04%	117	6.2980	1.651374

West Virginia	1	1,556,000.00	0.19%	116	5.2900	2.010000

Wisconsin	1	5,594,055.21	0.67%	117	6.3300	1.640000

Totals	90	832,078,629.85	100.00%	107	5.7711	2.008229

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.000% or less	8	135,900,000.00	16.33%	88	4.5822	2.897469	12 months or less	47	832,078,629.85	100.00%	107	5.7711	2.008229
	5.001% to 5.500%	7	122,176,555.21	14.68%	115	5.2256	1.758779	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	13	207,116,127.66	24.89%	116	5.8110	1.958844	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.500%	13	247,426,733.43	29.74%	114	6.1686	1.707201	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	6	119,459,213.55	14.36%	92	6.7891	1.960851	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229	Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	122,463,550.24	14.72%	56	5.6687	2.396036	Interest Only	31	582,803,000.00	70.04%	109	5.6014	1.994788
61 months to 119 months		41	709,615,079.61	85.28%	116	5.7888	1.941302	328 months or less	2	21,392,319.20	2.57%	116	5.7180	1.444413
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	329 months or greater	14	227,883,310.65	27.39%	100	6.2101	2.095532
	Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229	Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		42	786,142,803.30	94.48%	107	5.7856	2.045338				None
	12 months or less	5	45,935,826.55	5.52%	114	5.5233	1.373152
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	832,078,629.85	100.00%	107	5.7711	2.008229
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A5	30321395	MF	New York	NY	Actual/360	4.650%	70,072.92	0.00	0.00	N/A	08/06/27	--	17,500,000.00	17,500,000.00	01/06/23
1A6	30321396				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	01/06/23
1A7	30321397				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	01/06/23
1A8	30321398				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	01/06/23
2A1	30509223	98	New York	NY	Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	01/06/23
2A2	30509269				Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	01/06/23
2A3	30509270				Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	01/06/23
3A1	30509384	IN	Various	Various	Actual/360	6.330%	327,050.00	0.00	0.00	N/A	10/06/32	--	60,000,000.00	60,000,000.00	01/06/23
4A1	30509283	LO	Jacksonville	FL	Actual/360	6.868%	295,711.15	0.00	0.00	N/A	10/06/27	--	50,000,000.00	50,000,000.00	01/06/23
5A1	30509307	OF	New York	NY	Actual/360	6.030%	103,850.00	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	01/06/23
5A3	30509309				Actual/360	6.030%	103,850.00	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	01/06/23
5A5	30509311				Actual/360	6.030%	46,732.50	0.00	0.00	N/A	09/06/32	--	9,000,000.00	9,000,000.00	01/06/23
6A1	30509234	OF	Tampa	FL	Actual/360	5.720%	211,798.89	0.00	0.00	N/A	09/06/32	--	43,000,000.00	43,000,000.00	01/06/23
7	30509302	SS	Various	Various	Actual/360	5.120%	189,582.22	0.00	0.00	N/A	09/06/32	--	43,000,000.00	43,000,000.00	01/06/23
8A2	30509187	RT	Katy	TX	Actual/360	5.767%	192,925.61	35,089.16	0.00	N/A	08/01/32	--	38,849,080.44	38,813,991.28	12/01/22
9A2	30321401	RT	Sunbury	OH	Actual/360	6.252%	171,994.39	0.00	0.00	N/A	10/01/32	--	31,950,000.00	31,950,000.00	01/01/23
10	30509314	RT	Various	Various	Actual/360	5.290%	141,828.57	0.00	0.00	N/A	09/01/32	--	31,135,000.00	31,135,000.00	01/01/23
11A2	30509129	OF	Detroit	MI	Actual/360	6.020%	155,516.67	0.00	0.00	N/A	07/01/32	--	30,000,000.00	30,000,000.00	01/01/23
12A2-2	30321407	RT	Concord	NC	Actual/360	6.548%	140,837.64	17,969.37	0.00	N/A	11/01/32	--	24,977,609.66	24,959,640.29	12/01/22
13	30509339	OF	Amherst	NY	Actual/360	5.880%	116,456.67	0.00	0.00	N/A	09/06/32	--	23,000,000.00	23,000,000.00	01/06/23
14	30509353	OF	Norwalk	CT	Actual/360	6.270%	109,214.34	0.00	0.00	N/A	10/06/32	--	20,228,000.00	20,228,000.00	01/06/23
15	30321410	LO	Melbourne	FL	Actual/360	6.000%	96,440.00	15,675.95	0.00	N/A	10/06/32	--	18,665,807.27	18,650,131.32	01/06/23
16	30509431	RT	Hanover	PA	Actual/360	6.580%	101,990.00	0.00	0.00	N/A	10/06/32	--	18,000,000.00	18,000,000.00	01/06/23
17A2	30321411	LO	Various	Various	Actual/360	6.061%	82,202.31	0.00	0.00	N/A	09/01/32	--	15,750,000.00	15,750,000.00	01/01/23
18A2-2	30321412	OF	Holmdel	NJ	Actual/360	5.110%	22,001.39	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	01/06/23
18A3-2	30321413				Actual/360	5.110%	44,002.78	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	01/06/23
19A2	30509144	OF	Troy	MI	Actual/360	5.320%	63,723.74	14,192.88	0.00	N/A	06/06/32	--	13,910,104.73	13,895,911.85	01/06/23
20	30530221	Various New York		NY	Actual/360	4.410%	50,886.50	0.00	0.00	N/A	09/06/32	--	13,400,000.00	13,400,000.00	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	30530218	RT	Chesterfield	MO	Actual/360	5.608%	62,295.53	0.00	0.00	N/A	08/06/32	--	12,900,000.00	12,900,000.00	01/06/23
22	30509391	LO	Salt Lake City	UT	Actual/360	6.816%	73,366.67	0.00	0.00	N/A	10/06/32	--	12,500,000.00	12,500,000.00	01/06/23
23	30509319	IN	Bloomington	IL	Actual/360	5.985%	61,675.99	15,530.19	0.00	N/A	10/06/32	--	11,967,206.03	11,951,675.84	01/06/23
24	30509335	IN	Various	Various	Actual/360	5.940%	58,566.75	0.00	0.00	N/A	10/06/32	--	11,450,000.00	11,450,000.00	01/06/23
25	30530222	OF	South Miami	FL	Actual/360	5.900%	57,156.25	0.00	0.00	N/A	09/06/32	--	11,250,000.00	11,250,000.00	01/06/23
26	30530225	RT	Dallas	TX	Actual/360	7.186%	61,798.11	5,989.35	0.00	N/A	10/06/32	--	9,986,160.97	9,980,171.62	01/06/23
27	30530224	LO	Florence	AL	Actual/360	5.950%	51,141.37	8,492.60	0.00	N/A	10/06/32	--	9,981,509.86	9,973,017.26	01/06/23
28	30509301	MU	Memphis	TN	Actual/360	6.040%	51,864.95	8,347.51	0.00	N/A	09/06/27	--	9,971,897.75	9,963,550.24	01/06/23
29	30509327	RT	Various	IL	Actual/360	6.120%	51,382.50	0.00	0.00	N/A	10/06/32	--	9,750,000.00	9,750,000.00	01/06/23
30	30509190	RT	Hobart	IN	Actual/360	5.380%	44,961.11	0.00	0.00	N/A	08/06/32	--	9,705,000.00	9,705,000.00	01/06/23
31	30509188	RT	Cheektowaga	NY	Actual/360	5.380%	43,789.30	11,417.43	0.00	N/A	08/06/32	--	9,452,060.79	9,440,643.36	01/06/23
32	30530223	IN	Elyria	OH	Actual/360	6.275%	46,480.39	6,765.54	0.00	N/A	09/06/32	--	8,601,948.73	8,595,183.19	01/06/23
33	30509328	MU	Libertyville	IL	Actual/360	5.665%	38,293.83	0.00	0.00	N/A	10/06/32	--	7,850,000.00	7,850,000.00	01/06/23
34A1	30530215	OF	Maryland Heights	MO	Actual/360	5.825%	33,105.42	0.00	0.00	N/A	07/06/32	--	6,600,000.00	6,600,000.00	01/06/23
35	30509316	MF	Clemson	SC	Actual/360	6.030%	32,712.75	0.00	0.00	N/A	09/06/32	--	6,300,000.00	6,300,000.00	01/06/23
36	30509267	SS	Various	MI	Actual/360	5.640%	28,897.17	0.00	0.00	N/A	09/06/32	--	5,950,000.00	5,950,000.00	01/06/23
37	30509333	IN	Bourbon	MO	Actual/360	6.214%	31,517.06	0.00	0.00	N/A	10/01/32	--	5,890,000.00	5,890,000.00	01/01/23
38	30509273	LO	Lexington	SC	Actual/360	5.680%	28,038.65	5,261.53	0.00	N/A	09/06/32	--	5,732,573.49	5,727,311.96	01/06/23
39	30509412	OF	Tinley Park	IL	Actual/360	7.170%	24,831.32	2,408.21	0.00	N/A	11/06/32	--	4,021,809.85	4,019,401.64	01/06/23
Totals							4,135,814.24	147,139.72	0.00				832,225,769.57	832,078,629.85
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	40,685.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	--	--	--	0.00	0.00	227,889.32	227,889.32	0.00	0.00
9A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-2	0.00	0.00	--	--	--	0.00	0.00	158,753.23	158,753.23	0.00	0.00
13	0.00	2,447,427.12	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2-2	0.00	18,787,518.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3-2	0.00	18,787,518.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	1,415,637.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	1,157,890.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	904,792.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	43,500,785.59				0.00	0.00	386,642.55	386,642.55	40,685.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	5.771093%	5.751333%	107
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	5.771128%	5.751367%	108
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	5.771172%	5.751410%	109
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																				Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8A2	30509187	12/01/22	0	B	227,889.32	227,889.32		0.00	38,849,080.44
12A2-2	30321407	12/01/22	0	B	158,753.23	158,753.23		0.00	24,977,609.66
Totals					386,642.55	386,642.55		0.00	63,826,690.10
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		122,463,550	122,463,550		0		0
> 60 Months		709,615,080	709,615,080		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Jan-23	832,078,630	832,078,630	0		0	0	0
Dec-22	832,225,770	832,225,770	0		0	0	0
Nov-22	832,399,898	832,399,898	0		0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27